Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 786,604 $ 43,160,961
AeroVironment, Inc.
(a)(b)
............... 261,782 26,775,063
Moog, Inc., Class A ................. 181,525 19,682,756
89,618,780
Air Freight & Logistics — 0.8%
Forward Air Corp. .................. 268,983 28,541,786
Hub Group, Inc., Class A
(a)
............. 152,820 12,274,503
40,816,289
Automobile Components — 1.3%
Dorman Products, Inc.
(a)
.............. 293,460 23,133,452
Gentherm, Inc.
(a)
................... 209,393 11,832,799
LCI Industries ..................... 131,067 16,561,626
XPEL, Inc.
(a)(b)(c)
.................... 203,183 17,112,072
68,639,949
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 145,644 9,712,998
Banks — 8.8%
Ameris Bancorp .................... 412,184 14,100,815
Atlantic Union Bankshares Corp. ........ 261,924 6,796,928
Axos Financial, Inc.
(a)(b)
............... 294,377 11,610,229
BancFirst Corp. .................... 180,680 16,622,560
Bancorp, Inc. (The)
(a)
................ 566,715 18,503,245
Bank of Hawaii Corp. ................ 209,527 8,638,798
Banner Corp. ..................... 355,774 15,536,650
Berkshire Hills Bancorp, Inc. ........... 233,265 4,835,583
City Holding Co. ................... 156,153 14,052,208
Community Bank System, Inc. .......... 310,981 14,578,789
Customers Bancorp, Inc.
(a)(b)
........... 152,190 4,605,269
CVB Financial Corp. ................. 1,356,704 18,017,029
Dime Community Bancshares, Inc. ....... 337,792 5,955,273
FB Financial Corp. .................. 181,777 5,098,845
First Bancorp ..................... 257,593 7,663,392
First BanCorp ..................... 1,862,946 22,765,200
First Commonwealth Financial Corp. ...... 585,297 7,404,007
First Financial Bancorp ............... 542,290 11,084,408
First Hawaiian, Inc. ................. 687,513 12,382,109
Fulton Financial Corp. ................ 374,768 4,467,234
Hanmi Financial Corp. ............... 317,601 4,741,783
Heritage Financial Corp. .............. 363,307 5,874,674
Independent Bank Corp. .............. 208,314 9,272,056
Lakeland Financial Corp. .............. 263,512 12,785,602
National Bank Holdings Corp., Class A .... 257,899 7,489,387
NBT Bancorp, Inc. .................. 444,565 14,159,395
Northfield Bancorp, Inc. .............. 230,348 2,529,221
Northwest Bancshares, Inc. ............ 684,636 7,257,142
OFG Bancorp ..................... 492,508 12,844,609
Park National Corp. ................. 149,194 15,265,530
Pathward Financial, Inc.
(b)
............. 200,785 9,308,393
Preferred Bank .................... 136,864 7,526,151
S&T Bancorp, Inc. .................. 278,601 7,575,161
Seacoast Banking Corp. of Florida ....... 468,687 10,357,983
ServisFirst Bancshares, Inc. ........... 506,216 20,714,359
Southside Bancshares, Inc. ............ 177,838 4,652,242
Stellar Bancorp, Inc. ................. 469,461 10,745,962
Tompkins Financial Corp. ............. 83,767 4,665,822
Triumph Financial, Inc.
(a)(b)
............. 138,858 8,431,458
TrustCo Bank Corp. ................. 130,059 3,720,988
Trustmark Corp. ................... 433,422 9,153,873
United Community Banks, Inc. .......... 775,806 19,387,392
Veritex Holdings, Inc. ................ 275,434 4,938,532
Washington Federal, Inc. .............. 331,148 8,782,045
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 276,123 $ 10,575,511
457,473,842
Beverages — 0.5%
MGP Ingredients, Inc.
(b)
............... 159,645 16,967,071
National Beverage Corp.
(a)
............. 164,443 7,950,819
24,917,890
Biotechnology — 3.0%
(a)
Anika Therapeutics, Inc.
(b)
............. 79,073 2,054,317
Arcus Biosciences, Inc.
(b)
.............. 545,410 11,077,277
Avid Bioservices, Inc.
(b)
............... 447,191 6,247,258
Catalyst Pharmaceuticals, Inc.
(b)
......... 1,010,268 13,578,002
Coherus Biosciences, Inc.
(b)
............ 349,756 1,493,458
Cytokinetics, Inc.
(b)
.................. 991,017 32,326,975
Dynavax Technologies Corp.
(b)
.......... 1,238,187 15,997,376
Enanta Pharmaceuticals, Inc.
(b)
......... 79,981 1,711,593
Ironwood Pharmaceuticals, Inc., Class A ... 882,261 9,387,257
iTeos Therapeutics, Inc. .............. 255,701 3,385,481
REGENXBIO, Inc.
(b)
................. 391,838 7,832,842
uniQure NV
(b)
..................... 433,891 4,972,391
Vericel Corp. ...................... 280,931 10,554,578
Vir Biotechnology, Inc.
(b)
.............. 791,302 19,410,638
Xencor, Inc. ...................... 625,762 15,625,277
155,654,720
Building Products — 1.8%
AAON, Inc.
(b)
...................... 444,107 42,105,785
Apogee Enterprises, Inc. .............. 131,621 6,248,049
Griffon Corp. ...................... 491,982 19,826,874
Insteel Industries, Inc.
(b)
.............. 92,665 2,883,735
PGT Innovations, Inc.
(a)
............... 608,468 17,736,842
Quanex Building Products Corp. ......... 196,318 5,271,138
94,072,423
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 97,424 3,829,738
Avantax, Inc.
(a)
..................... 399,843 8,948,486
B Riley Financial, Inc.
(b)
............... 79,999 3,678,354
Brightsphere Investment Group, Inc. ...... 174,263 3,650,810
Donnelley Financial Solutions, Inc.
(a)(b)
..... 131,119 5,969,848
Moelis & Co., Class A ................ 79,695 3,613,371
Piper Sandler Cos. .................. 152,899 19,763,725
StoneX Group, Inc.
(a)
................ 182,704 15,179,048
Virtus Investment Partners, Inc. ......... 36,203 7,149,007
WisdomTree, Inc. ................... 654,819 4,492,058
76,274,445
Chemicals — 4.3%
American Vanguard Corp. ............. 286,506 5,119,862
Balchem Corp. .................... 333,942 45,018,721
FutureFuel Corp. ................... 151,305 1,339,049
Hawkins, Inc. ..................... 196,324 9,362,692
HB Fuller Co. ..................... 356,971 25,526,996
Ingevity Corp.
(a)(b)
................... 353,869 20,581,021
Innospec, Inc. ..................... 257,689 25,882,283
Livent Corp.
(a)(b)
.................... 1,861,900 51,071,917
Quaker Chemical Corp.
(b)
............. 141,600 27,597,840
Stepan Co. ....................... 142,948 13,660,111
225,160,492
Commercial Services & Supplies — 0.6%
Brady Corp., Class A, NVS ............ 310,634 14,776,859
Liquidity Services, Inc.
(a)(b)
............. 132,878 2,192,487

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
UniFirst Corp. ..................... 92,338 $ 14,313,314
31,282,660
Communications Equipment — 2.2%
ADTRAN Holdings, Inc. .............. 511,745 5,388,675
Clearfield, Inc.
(a)(b)
................... 131,189 6,211,799
Digi International, Inc.
(a)(b)
............. 371,690 14,640,869
Extreme Networks, Inc.
(a)(b)
............ 1,336,647 34,819,654
Harmonic, Inc.
(a)
.................... 1,153,844 18,657,658
NetScout Systems, Inc.
(a)(b)
............ 698,533 21,619,596
Viavi Solutions, Inc.
(a)(b)
............... 1,198,591 13,580,036
114,918,287
Construction & Engineering — 2.3%
Arcosa, Inc. ...................... 331,252 25,098,964
Comfort Systems USA, Inc. ............ 370,623 60,856,297
Dycom Industries, Inc.
(a)(b)
............. 206,837 23,507,025
MYR Group, Inc.
(a)
.................. 86,563 11,975,125
121,437,411
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) ................ 143,484 6,621,787
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 226,088 8,084,907
14,706,694
Containers & Packaging — 0.4%
Myers Industries, Inc. ................ 380,715 7,397,292
O-I Glass, Inc.
(a)
.................... 740,106 15,786,461
23,183,753
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.
(a)(b)
....... 451,870 15,517,216
Frontdoor, Inc.
(a)
.................... 440,353 14,047,261
Mister Car Wash, Inc.
(a)(b)
.............. 423,899 4,090,625
Perdoceo Education Corp.
(a)
........... 440,494 5,404,861
Strategic Education, Inc. .............. 132,169 8,966,345
Stride, Inc.
(a)
...................... 423,656 15,772,713
63,799,021
Diversified REITs — 0.1%
Armada Hoffler Properties, Inc. ......... 457,583 5,344,569
Diversified Telecommunication Services — 0.4%
ATN International, Inc. ............... 110,898 4,058,867
Cogent Communications Holdings, Inc. .... 262,850 17,687,176
21,746,043
Electric Utilities — 0.4%
Otter Tail Corp. .................... 263,644 20,817,330
Electrical Equipment — 0.8%
(b)
Encore Wire Corp. .................. 186,151 34,611,055
SunPower Corp.
(a)
.................. 497,471 4,875,216
39,486,271
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.
(b)
....... 388,922 43,345,357
Arlo Technologies, Inc.
(a)
.............. 472,640 5,156,502
Badger Meter, Inc. .................. 303,758 44,822,530
CTS Corp. ....................... 326,813 13,932,038
ePlus, Inc.
(a)(b)
..................... 133,832 7,534,742
Fabrinet
(a)
........................ 376,104 48,848,388
Methode Electronics, Inc. ............. 193,898 6,499,461
OSI Systems, Inc.
(a)
................. 82,212 9,687,040
Plexus Corp.
(a)
..................... 286,474 28,143,206
Sanmina Corp.
(a)
................... 278,160 16,764,703
224,733,967
Security
Shares
Shares Value
Energy Equipment & Services — 1.7%
Core Laboratories, Inc.
(b)
.............. 232,092 $ 5,396,139
Dril-Quip, Inc.
(a)(b)
................... 187,671 4,367,104
Helmerich & Payne, Inc. .............. 616,523 21,855,740
Nabors Industries Ltd.
(a)
.............. 63,852 5,940,152
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 698,594 6,245,430
Oceaneering International, Inc.
(a)
........ 751,798 14,058,623
Patterson-UTI Energy, Inc. ............ 1,467,320 17,563,820
RPC, Inc. ........................ 859,853 6,147,949
US Silica Holdings, Inc.
(a)
............. 465,083 5,641,457
87,216,414
Financial Services — 1.3%
EVERTEC, Inc. .................... 438,313 16,143,068
Mr Cooper Group, Inc.
(a)(b)
............. 705,155 35,709,049
NMI Holdings, Inc., Class A
(a)
........... 440,097 11,363,305
Payoneer Global, Inc.
(a)
............... 907,805 4,366,542
67,581,964
Food Products — 2.6%
Cal-Maine Foods, Inc. ................ 393,750 17,718,750
Hostess Brands, Inc., Class A
(a)(b)
........ 1,376,571 34,854,778
J & J Snack Foods Corp. .............. 155,599 24,640,658
John B Sanfilippo & Son, Inc. ........... 56,621 6,639,945
Simply Good Foods Co. (The)
(a)
......... 876,468 32,069,964
Tootsie Roll Industries, Inc. ............ 186,340 6,598,299
TreeHouse Foods, Inc.
(a)(b)
............. 246,828 12,435,194
134,957,588
Gas Utilities — 0.5%
Chesapeake Utilities Corp. ............ 123,506 14,697,214
Northwest Natural Holding Co. .......... 238,777 10,279,350
24,976,564
Ground Transportation — 0.3%
Heartland Express, Inc. ............... 313,880 5,150,771
Marten Transport Ltd. ................ 597,631 12,849,066
17,999,837
Health Care Equipment & Supplies — 2.6%
CONMED Corp.
(b)
.................. 155,239 21,095,428
Embecta Corp. .................... 279,026 6,026,962
Glaukos Corp.
(a)
.................... 334,688 23,833,132
LeMaitre Vascular, Inc. ............... 139,406 9,379,236
Merit Medical Systems, Inc.
(a)(b)
.......... 595,744 49,828,028
Tandem Diabetes Care, Inc.
(a)(b)
......... 401,762 9,859,239
UFP Technologies, Inc.
(a)(b)
............. 71,795 13,917,461
Zynex, Inc.
(a)
...................... 220,292 2,112,600
136,052,086
Health Care Providers & Services — 3.7%
AdaptHealth Corp.
(a)(b)
................ 792,454 9,644,165
Addus HomeCare Corp.
(a)
............. 167,903 15,564,608
Agiliti, Inc.
(a)(b)
..................... 156,741 2,586,226
AMN Healthcare Services, Inc.
(a)(b)
....... 410,795 44,825,950
CorVel Corp.
(a)(b)
.................... 61,252 11,852,262
Cross Country Healthcare, Inc.
(a)(b)
....... 353,716 9,932,345
Ensign Group, Inc. (The)
(b)
............. 580,108 55,377,110
Fulgent Genetics, Inc.
(a)(b)
............. 92,789 3,435,977
Privia Health Group, Inc.
(a)(b)
............ 970,762 25,346,596
US Physical Therapy, Inc. ............. 93,104 11,301,895
189,867,134
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 639,062 12,691,771
Community Healthcare Trust, Inc. ........ 152,087 5,021,913
LTC Properties, Inc. ................. 278,352 9,191,183

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Universal Health Realty Income Trust ..... 85,535 $ 4,069,755
30,974,622
Health Care Technology — 1.1%
Certara, Inc.
(a)(b)
.................... 633,976 11,544,703
Computer Programs & Systems, Inc.
(a)
..... 77,956 1,924,734
HealthStream, Inc. .................. 160,747 3,947,946
NextGen Healthcare, Inc.
(a)
............ 554,129 8,987,972
Schrodinger, Inc.
(a)(b)
................. 244,532 12,207,038
Simulations Plus, Inc. ................ 109,674 4,752,174
Veradigm, Inc.
(a)(b)
................... 1,132,135 14,264,901
57,629,468
Hotels, Restaurants & Leisure — 1.9%
Bloomin' Brands, Inc. ................ 524,626 14,107,193
Chuy's Holdings, Inc.
(a)(b)
.............. 101,394 4,138,903
Dave & Buster's Entertainment, Inc.
(a)
..... 232,373 10,354,541
Dine Brands Global, Inc. .............. 97,385 5,651,251
Golden Entertainment, Inc.
(a)(b)
.......... 140,349 5,866,588
Jack in the Box, Inc. ................. 213,454 20,818,169
Monarch Casino & Resort, Inc. .......... 138,792 9,777,896
Sabre Corp.
(a)(b)
.................... 1,305,025 4,163,030
Shake Shack, Inc., Class A
(a)(b)
.......... 205,583 15,977,911
Six Flags Entertainment Corp.
(a)
......... 330,261 8,580,181
99,435,663
Household Durables — 1.3%
Cavco Industries, Inc.
(a)(b)
.............. 83,780 24,715,100
Ethan Allen Interiors, Inc. ............. 236,462 6,687,145
Green Brick Partners, Inc.
(a)(b)
........... 278,213 15,802,498
Installed Building Products, Inc. ......... 159,290 22,326,087
69,530,830
Household Products — 0.5%
Central Garden & Pet Co.
(a)(b)
........... 47,996 1,860,805
Central Garden & Pet Co., Class A, NVS
(a)
.. 205,274 7,484,290
WD-40 Co. ....................... 91,417 17,245,817
26,590,912
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. ...... 290,494 21,208,967
Insurance — 1.4%
American Equity Investment Life Holding Co. 340,167 17,726,103
AMERISAFE, Inc. .................. 109,148 5,819,771
Assured Guaranty Ltd. ............... 313,389 17,487,106
Employers Holdings, Inc. .............. 135,074 5,053,118
Palomar Holdings, Inc.
(a)
.............. 257,575 14,949,653
Safety Insurance Group, Inc. ........... 87,457 6,272,416
Trupanion, Inc.
(a)(b)
.................. 367,364 7,229,724
74,537,891
Interactive Media & Services — 0.9%
Cargurus, Inc., Class A
(a)(b)
............. 462,893 10,475,269
Cars.com, Inc.
(a)(b)
.................. 642,968 12,743,626
QuinStreet, Inc.
(a)
................... 272,053 2,402,228
Shutterstock, Inc. ................... 120,135 5,846,970
Yelp, Inc.
(a)
....................... 413,708 15,063,108
46,531,201
IT Services — 0.3%
Perficient, Inc.
(a)(b)
................... 205,762 17,146,148
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. .............. 111,927 5,927,654
Vista Outdoor, Inc.
(a)(b)
................ 266,182 7,365,256
13,292,910
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.
(a)(b)
.............. 360,228 $ 7,961,039
Cytek Biosciences, Inc.
(a)(b)
............ 363,253 3,102,180
Mesa Laboratories, Inc. .............. 32,284 4,148,494
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 76,503 1
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 76,503 1
15,211,715
Machinery — 6.8%
Alamo Group, Inc. .................. 78,069 14,357,670
Albany International Corp., Class A ....... 322,948 30,124,590
Enerpac Tool Group Corp., Class A ....... 391,044 10,558,188
EnPro Industries, Inc. ................ 216,335 28,887,213
ESCO Technologies, Inc.
(b)
............ 181,492 18,808,016
Federal Signal Corp. ................ 630,912 40,397,295
Franklin Electric Co., Inc. ............. 402,062 41,372,180
Hillenbrand, Inc. ................... 720,884 36,966,932
Lindsay Corp. ..................... 114,063 13,612,278
Mueller Industries, Inc. ............... 590,574 51,545,299
SPX Technologies, Inc.
(a)(b)
............. 292,321 24,838,515
Standex International Corp. ............ 83,869 11,864,947
Titan International, Inc.
(a)(b)
............. 529,831 6,082,460
Trinity Industries, Inc. ................ 496,104 12,754,834
Wabash National Corp. ............... 285,349 7,316,348
349,486,765
Marine Transportation — 0.6%
Matson, Inc. ...................... 371,545 28,880,193
Media — 0.2%
TechTarget, Inc.
(a)(b)
................. 267,608 8,330,637
Metals & Mining — 1.6%
ATI, Inc.
(a)(b)
....................... 825,837 36,526,771
Haynes International, Inc. ............. 88,384 4,491,675
Kaiser Aluminum Corp. ............... 165,551 11,860,074
Materion Corp.
(b)
................... 121,722 13,900,652
TimkenSteel Corp.
(a)(b)
................ 173,989 3,752,943
Warrior Met Coal, Inc. ................ 301,673 11,750,163
82,282,278
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ARMOUR Residential REIT, Inc. ......... 2,025,876 10,797,919
Invesco Mortgage Capital, Inc. .......... 194,193 2,227,394
13,025,313
Multi-Utilities — 0.2%
Unitil Corp. ....................... 166,691 8,452,901
Oil, Gas & Consumable Fuels — 3.7%
California Resources Corp. ............ 211,995 9,601,254
Callon Petroleum Co.
(a)(b)
.............. 266,051 9,330,409
Civitas Resources, Inc. ............... 508,420 35,269,095
Comstock Resources, Inc. ............. 948,920 11,007,472
CONSOL Energy, Inc. ................ 330,376 22,402,797
CVR Energy, Inc. ................... 166,149 4,977,824
Dorian LPG Ltd. .................... 330,308 8,472,400
Northern Oil and Gas, Inc. ............. 839,023 28,795,269
REX American Resources Corp.
(a)
....... 158,569 5,519,787
SM Energy Co. .................... 1,248,789 39,499,196
Talos Energy, Inc.
(a)(b)
................ 604,181 8,379,990
Vital Energy, Inc.
(a)(b)
................. 192,699 8,700,360
191,955,853

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.2%
Mercer International, Inc. .............. 179,439 $ 1,448,073
Sylvamo Corp. .................... 188,541 7,626,483
9,074,556
Passenger Airlines — 0.2%
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 378,828 8,516,054
Personal Care Products — 2.0%
Edgewell Personal Care Co. ........... 254,518 10,514,139
elf Beauty, Inc.
(a)
................... 524,623 59,927,685
Inter Parfums, Inc. .................. 185,760 25,120,325
Medifast, Inc. ..................... 112,809 10,396,477
105,958,626
Pharmaceuticals — 2.7%
(a)
Amphastar Pharmaceuticals, Inc. ........ 390,162 22,422,610
ANI Pharmaceuticals, Inc. ............. 75,023 4,038,488
Collegium Pharmaceutical, Inc. ......... 356,409 7,659,230
Corcept Therapeutics, Inc. ............. 936,757 20,842,843
Harmony Biosciences Holdings, Inc.
(b)
..... 310,622 10,930,788
Innoviva, Inc.
(b)
.................... 610,868 7,776,350
Ligand Pharmaceuticals, Inc.
(b)
.......... 91,901 6,626,062
Pacira BioSciences, Inc. .............. 476,531 19,094,597
Prestige Consumer Healthcare, Inc. ...... 360,438 21,420,831
Supernus Pharmaceuticals, Inc. ......... 564,472 16,968,028
137,779,827
Professional Services — 1.5%
CSG Systems International, Inc. ......... 314,928 16,609,303
Korn Ferry ....................... 260,666 12,913,394
NV5 Global, Inc.
(a)(b)
................. 130,211 14,423,472
TTEC Holdings, Inc. ................. 97,926 3,313,816
Verra Mobility Corp., Class A
(a)
.......... 1,449,255 28,579,308
75,839,293
Real Estate Management & Development — 0.7%
eXp World Holdings, Inc.
(b)
............. 206,057 4,178,836
Kennedy-Wilson Holdings, Inc. .......... 441,971 7,217,386
Marcus & Millichap, Inc. .............. 251,170 7,914,367
St. Joe Co. (The) ................... 350,808 16,958,059
36,268,648
Residential REITs — 0.3%
NexPoint Residential Trust, Inc. ......... 125,408 5,703,556
Veris Residential, Inc.
(a)
............... 462,838 7,428,550
13,132,106
Retail REITs — 1.1%
Getty Realty Corp.
(b)
................. 298,683 10,101,459
Phillips Edison & Co., Inc. ............. 522,641 17,811,605
Saul Centers, Inc. .................. 76,312 2,810,571
Tanger Factory Outlet Centers, Inc. ....... 599,428 13,229,376
Urban Edge Properties ............... 621,283 9,586,397
Urstadt Biddle Properties, Inc., Class A .... 171,104 3,637,671
57,177,079
Semiconductors & Semiconductor Equipment — 7.5%
Alpha & Omega Semiconductor Ltd.
(a)
..... 230,718 7,567,550
Axcelis Technologies, Inc.
(a)(b)
........... 338,946 62,138,970
CEVA, Inc.
(a)
...................... 148,006 3,781,553
Cohu, Inc.
(a)(b)
..................... 325,070 13,509,909
Diodes, Inc.
(a)(b)
.................... 473,744 43,816,583
Kulicke & Soffa Industries, Inc.
(b)
......... 586,304 34,855,773
MaxLinear, Inc.
(a)(b)
.................. 762,451 24,062,954
Onto Innovation, Inc.
(a)(b)
.............. 507,161 59,069,042
PDF Solutions, Inc.
(a)
................ 309,851 13,974,280
Photronics, Inc.
(a)
................... 647,356 16,695,311
Rambus, Inc.
(a)(b)
................... 1,127,835 72,373,172
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.
(a)(b)
................... 92,123 $ 10,867,750
Ultra Clean Holdings, Inc.
(a)
............ 254,735 9,797,108
Veeco Instruments, Inc.
(a)(b)
............ 535,635 13,755,107
386,265,062
Software — 4.7%
8x8, Inc.
(a)(b)
....................... 534,245 2,259,856
A10 Networks, Inc. .................. 666,807 9,728,714
Agilysys, Inc.
(a)
.................... 206,357 14,164,345
Alarm.com Holdings, Inc.
(a)
............ 516,424 26,688,792
Consensus Cloud Solutions, Inc.
(a)(b)
...... 123,288 3,821,928
Digital Turbine, Inc.
(a)(b)
............... 598,628 5,555,268
DoubleVerify Holdings, Inc.
(a)(b)
.......... 913,217 35,542,406
InterDigital, Inc. .................... 277,097 26,753,715
LiveRamp Holdings, Inc.
(a)
............. 368,840 10,534,070
N-able, Inc.
(a)(b)
.................... 474,578 6,838,669
OneSpan, Inc.
(a)(b)
................... 180,526 2,679,006
Progress Software Corp. .............. 448,741 26,071,852
SPS Commerce, Inc.
(a)(b)
.............. 378,549 72,704,121
243,342,742
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ........ 604,173 15,345,994
Uniti Group, Inc. ................... 1,112,426 5,139,408
20,485,402
Specialty Retail — 1.8%
Academy Sports & Outdoors, Inc.
(b)
....... 375,443 20,292,694
Asbury Automotive Group, Inc.
(a)(b)
........ 100,409 24,140,332
Boot Barn Holdings, Inc.
(a)(b)
............ 188,452 15,960,000
Buckle, Inc. (The) .................. 212,839 7,364,229
Haverty Furniture Cos., Inc. ............ 70,202 2,121,504
Hibbett, Inc. ...................... 70,004 2,540,445
Leslie's, Inc.
(a)(b)
.................... 1,002,958 9,417,776
National Vision Holdings, Inc.
(a)(b)
........ 469,293 11,399,127
93,236,107
Technology Hardware, Storage & Peripherals — 0.2%
(a)(b)
Avid Technology, Inc. ................ 204,008 5,202,204
Corsair Gaming, Inc. ................ 236,887 4,202,375
9,404,579
Textiles, Apparel & Luxury Goods — 0.2%
Oxford Industries, Inc. ............... 107,590 10,589,008
Tobacco — 0.2%
Vector Group Ltd. .................. 604,463 7,743,171
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc. ...... 400,527 58,008,326
Boise Cascade Co. ................. 410,226 37,063,919
95,072,245
Water Utilities — 1.4%
American States Water Co. ............ 264,366 22,999,842
California Water Service Group ......... 359,706 18,571,621
Middlesex Water Co. ................ 117,502 9,477,711
SJW Group ....................... 286,565 20,091,072
71,140,246
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 441,687 7,513,096
Total Long-Term Investments — 99.0%
(Cost: $4,569,051,711) ........................... 5,125,491,535

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(g)
............ 356,131,620 $ 356,202,846
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 49,465,015 49,465,015
Total Short-Term Securities — 7.8%
(Cost: $405,503,710) ............................. 405,667,861
Total Investments — 106.8%
(Cost: $4,974,555,421 ) ........................... 5,531,159,396
Liabilities in Excess of Other Assets — (6.8)% ............ (352,723,771)
Net Assets — 100.0% ..............................
$ 5,178,435,625
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 306,866,627 $ 49,367,756
(a)
$ — $ 1,397 $ (32,934) $ 356,202,846 356,131,620 $ 250,600
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 32,602,986 16,862,029
(a)
— — — 49,465,015 49,465,015 362,831 —
$ 1,397 $ (32,934) $ 405,667,861 $ 613,431 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 205 09/15/23 $ 19,513 $ 179,343

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 13,259,482 $ (162,027)
(c)
$ 13,104,937 0.3%
Monthly HSBC Bank plc
(d)
02/10/28 8,218,506 (634,566)
(e)
7,526,046 0.2
Monthly
JPMorgan Chase
Bank NA
(f)
08/10/23 11,657,748 (87,962)
(g)
11,567,914 0.2
$ (884,555) $ 32,198,897
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(7,482) of net dividends and financing fees.
(e)
Amount includes $57,894 of net dividends and financing fees.
(g)
Amount includes $1,872 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Atlantic Union Bankshares Corp. 1,409 $ 36,564 0.3%
Berkshire Hills Bancorp, Inc. .. 32,834 680,649 5.2
Community Bank System, Inc. . 6,836 320,472 2.4
Independent Bank Corp. .... 8,016 356,792 2.7
1,394,477
Capital Markets
Moelis & Co., Class A ...... 258,281 11,710,460 89.4
Total Reference Entity — Long ............ 13,104,937
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 13,104,937
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Atlantic Union Bankshares Corp. 39,731 1,031,020 13.7
First BanCorp ............ 1,495 44,476 0.6
First Commonwealth Financial
Corp. ............... 1,080 13,662 0.2
Fulton Financial Corp. ...... 465,470 5,548,402 73.7
Hanmi Financial Corp. ...... 1,088 16,244 0.2
Northfield Bancorp, Inc. ..... 1,237 13,582 0.2
Southside Bancshares, Inc. .. 1,275 33,354 0.4
TrustCo Bank Corp. ........ 277 7,925 0.1
Trustmark Corp. .......... 852 17,994 0.2
United Community Banks, Inc. 214 5,348 0.1
Washington Federal, Inc. .... 28,570 757,676 10.1
7,489,683
Insurance
Employers Holdings, Inc. .... 972 36,363 0.5
Total Reference Entity — Long ............ 7,526,046
Net Value of Reference Entity — HSBC Bank plc $ 7,526,046
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date August 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 15 490 0.0
(a)
Community Bank System, Inc. . 480 22,502 0.2
Independent Bank Corp. .... 21,423 953,538 8.2
OFG Bancorp ............ 30 782 0.0
(a)
Shares Value
% of Basket
Value
Banks (continued)
TrustCo Bank Corp. ........ 320 $ 9,155 0.1%
Trustmark Corp. .......... 4,054 85,621 0.7
Washington Federal, Inc. .... 1,597 42,353 0.4
1,114,441
Water Utilities
Middlesex Water Co. ....... 249 20,084 0.2
Insurance
Employers Holdings, Inc. .... 7,931 296,699 2.6
Safety Insurance Group, Inc. .. 345 24,743 0.2
321,442
Capital Markets
Artisan Partners Asset
Management, Inc., Class A . 257,236 10,111,947 87.4
Total Reference Entity — Long ............ 11,567,914
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 11,567,914
(a)
Rounds to less than 0.1%.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,125,491,533 $ — $ 2 $ 5,125,491,535
Short-Term Securities
Money Market Funds ...................................... 405,667,861 — — 405,667,861
$ 5,531,159,394 $ — $ 2 $ 5,531,159,396
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 179,343 $ — $ — $ 179,343
Liabilities
Equity contracts ........................................... — (884,555) — (884,555)
$ 179,343 $ (884,555) $ — $ (705,212)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust